Acquisitions - Additional Information (Detail)	May 01, 2025 USD ($) Location shares	Apr. 01, 2025 USD ($) Location	Jan. 03, 2025 USD ($) Location shares	Feb. 01, 2024 USD ($) Location shares	Sep. 01, 2023 USD ($) Location shares	Mar. 03, 2023 USD ($)
Carrier Enterprise I, [Member]
Business Acquisition [Line Items]
Percentage of ownership in joint venture			80.00%
Commercial Specialists Inc [Member]
Business Acquisition [Line Items]
Annual sales				$ 13,000,000
Number of locations in which the company operates | Location				2
Stock issued for acquisition | shares				1,904
Fair value of equity shares issued or issuable				$ 752,000
Repayment of indebtedness				562,000
Goodwill acquired				$ 2,469,000
Businesss acquistion goodwill expected period of tax deduction				15 years
Cash consideration for business acquisition				$ 6,037,000
Cash acquired				$ 1,426,000
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Annual sales					$ 180,000
Stock issued for acquisition | shares					280,215
Fair value of equity shares issued or issuable					$ 101,645,000
Goodwill acquired					69,086,000
Cash consideration for business acquisition					4,000
Cash acquired					3,102,000
Intangible assets acquired					$ 44,000,000
Stock issued for acquisition / shares subject to a contractual restriction | shares					21,228
Gateway Supply Company, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 25,400,000
Finite-Lived Intangible Assets, Remaining Amortization Period					18 years
Gateway Supply Company, Inc. [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 18,600,000
Gateway Supply Company, Inc. [Member] | South Carolina
Business Acquisition [Line Items]
Number of locations in which the company operates | Location					15
Gateway Supply Company, Inc. [Member] | North Carolina
Business Acquisition [Line Items]
Number of locations in which the company operates | Location					1
Capitol District Supply Co Inc [Member]
Business Acquisition [Line Items]
Annual sales						$ 13,000,000
Repayment of indebtedness						1,851,000
Goodwill acquired						$ 1,055,000
Businesss acquistion goodwill expected period of tax deduction						15 years
Cash consideration for business acquisition						$ 1,217,000
Cash acquired						144,000
Intangible assets acquired						606,000
Capitol District Supply Co Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired						$ 176,000
Finite-Lived Intangible Assets, Remaining Amortization Period						18 years
Capitol District Supply Co Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired						$ 430,000
Hawkins HVAC Distributors Inc [Member]
Business Acquisition [Line Items]
Annual sales		$ 9,000,000
Number of locations in which the company operates | Location		2
Goodwill acquired		$ 269,000
Businesss acquistion goodwill expected period of tax deduction		15 years
Cash consideration for business acquisition		$ 2,452,000
Cash acquired		$ 368,000
W.L. Lashley Associates, Inc [Member]
Business Acquisition [Line Items]
Annual sales			$ 8,000,000
Number of locations in which the company operates | Location			1
Stock issued for acquisition | shares			1,036
Fair value of equity shares issued or issuable			$ 493,000
Repayment of indebtedness			838,000
Goodwill acquired			$ 3,064,000
Businesss acquistion goodwill expected period of tax deduction			15 years
Cash consideration for business acquisition			$ 3,662,000
Cash acquired			837,000
Proceeds from non-controlling interest for Business Acquisition			$ 999,000
Southern Ice Equipment Distributors, Inc. [Member]
Business Acquisition [Line Items]
Annual sales	$ 30,000
Number of locations in which the company operates | Location	7
Stock issued for acquisition | shares	7,400
Fair value of equity shares issued or issuable	$ 3,133,000
Goodwill acquired	$ 7,872,000
Businesss acquistion goodwill expected period of tax deduction	15 years
Cash consideration for business acquisition	$ 14,150,000
Cash acquired	699,000
Intangible assets acquired	3,651,000
Southern Ice Equipment Distributors, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 856,000
Finite-Lived Intangible Assets, Remaining Amortization Period	18 years
Southern Ice Equipment Distributors, Inc. [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 2,795,000